UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2018

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.6%
COMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 2.4%
AT&T Inc.	349,621	$11,740,273
Verizon Communications Inc.	234,252	12,506,714

Total Diversified Telecommunication Services		24,246,987

Entertainment - 1.7%
Walt Disney Co.	152,241	17,803,063

Interactive Media & Services - 4.6%
Alphabet Inc., Class A Shares	13,660	16,488,713	*
Alphabet Inc., Class C Shares	14,907	17,791,057	*
Facebook Inc., Class A Shares	77,453	12,737,921	*

Total Interactive Media & Services		47,017,691

Media - 2.6%
Comcast Corp., Class A Shares	770,722	27,291,266

TOTAL COMMUNICATION SERVICES		116,359,007

CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	34,932	5,843,774

Specialty Retail - 4.4%
Home Depot Inc.	150,019	31,076,436
TJX Cos. Inc.	129,804	14,540,644

Total Specialty Retail		45,617,080

TOTAL CONSUMER DISCRETIONARY		51,460,854

CONSUMER STAPLES - 5.8%
Beverages - 2.0%
Coca-Cola Co.	224,872	10,386,838
PepsiCo Inc.	86,867	9,711,730

Total Beverages		20,098,568

Food & Staples Retailing - 1.6%
Walmart Inc.	173,868	16,327,944

Food Products - 0.6%
Mondelez International Inc., Class A Shares	136,917	5,881,954

Household Products - 1.6%
Kimberly-Clark Corp.	56,711	6,444,638
Procter & Gamble Co.	123,539	10,282,151

Total Household Products		16,726,789

TOTAL CONSUMER STAPLES		59,035,255

ENERGY - 6.4%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	98,757	6,016,276

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	127,053	$8,564,643
Chevron Corp.	104,915	12,829,006
Exxon Mobil Corp.	225,074	19,135,792
Kinder Morgan Inc.	321,163	5,694,220
Phillips 66	49,568	5,587,305
Pioneer Natural Resources Co.	47,386	8,254,167

Total Oil, Gas & Consumable Fuels		60,065,133

TOTAL ENERGY		66,081,409

FINANCIALS - 14.5%
Banks - 8.0%
Bank of America Corp.	431,660	12,716,704
Citigroup Inc.	117,000	8,393,580
JPMorgan Chase & Co.	310,556	35,043,139
PNC Financial Services Group Inc.	31,657	4,311,367
U.S. Bancorp	182,848	9,656,203
Wells Fargo & Co.	230,388	12,109,193

Total Banks		82,230,186

Capital Markets - 1.2%
Bank of New York Mellon Corp.	84,165	4,291,573
CME Group Inc.	46,370	7,892,638

Total Capital Markets		12,184,211

Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class A Shares	101	32,320,005	*

Insurance - 2.1%
MetLife Inc.	126,636	5,916,434
Travelers Cos. Inc.	123,978	16,081,186

Total Insurance		21,997,620

TOTAL FINANCIALS		148,732,022

HEALTH CARE - 15.5%
Biotechnology - 0.2%
Gilead Sciences Inc.	27,868	2,151,688

Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	39,049	10,191,789
Medtronic PLC	138,053	13,580,274

Total Health Care Equipment & Supplies		23,772,063

Health Care Providers & Services - 5.0%
Aetna Inc.	74,785	15,170,137
UnitedHealth Group Inc.	132,552	35,264,134

Total Health Care Providers & Services		50,434,271

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific Inc.	58,504	$14,279,656

Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	117,585	7,299,677
Johnson & Johnson	175,854	24,297,747
Merck & Co. Inc.	287,952	20,427,315
Pfizer Inc.	358,928	15,817,957

Total Pharmaceuticals		67,842,696

TOTAL HEALTH CARE		158,480,374

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.9%
Raytheon Co.	98,657	20,388,456
United Technologies Corp.	67,276	9,405,857

Total Aerospace & Defense		29,794,313

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	96,998	11,324,517

Commercial Services & Supplies - 1.2%
Waste Management Inc.	133,928	12,101,734

Industrial Conglomerates - 3.4%
3M Co.	60,258	12,696,963
Honeywell International Inc.	131,778	21,927,859

Total Industrial Conglomerates		34,624,822

Trading Companies & Distributors - 0.5%
Fastenal Co.	87,601	5,082,610

TOTAL INDUSTRIALS		92,927,996

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 1.4%
Cisco Systems Inc.	296,532	14,426,282

IT Services - 5.2%
Automatic Data Processing Inc.	125,803	18,953,480
International Business Machines Corp.	52,600	7,953,646
Visa Inc., Class A Shares	170,941	25,656,535

Total IT Services		52,563,661

Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	16,185	3,043,103
Broadcom Inc.	19,445	4,797,665
Texas Instruments Inc.	51,172	5,490,244

Total Semiconductors & Semiconductor Equipment		13,331,012

Software - 9.1%
Adobe Systems Inc.	84,211	22,732,759	*
Microsoft Corp.	502,929	57,519,990

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY		SHARES	VALUE
Software - (continued)
Oracle Corp.		166,614	$8,590,618
SAP SE, ADR		35,990	4,426,770

Total Software			93,270,137

Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.		191,816	43,300,544

TOTAL INFORMATION TECHNOLOGY			216,891,636

MATERIALS - 4.7%
Chemicals - 4.0%
Air Products & Chemicals Inc.		26,007	4,344,469
DowDuPont Inc.		105,698	6,797,439
Ecolab Inc.		77,394	12,133,831
PPG Industries Inc.		165,632	18,075,420

Total Chemicals			41,351,159

Construction Materials - 0.7%
Vulcan Materials Co.		61,042	6,787,871

TOTAL MATERIALS			48,139,030

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.		91,893	13,352,053

UTILITIES - 0.8%
Electric Utilities - 0.3%
NextEra Energy Inc.		16,915	2,834,954

Multi-Utilities - 0.5%
Ameren Corp.		50,487	3,191,788
Sempra Energy		22,838	2,597,823

Total Multi-Utilities			5,789,611

TOTAL UTILITIES			8,624,565

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $381,928,895)			980,084,201

	RATE
SHORT-TERM INVESTMENTS - 4.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $44,643,438)	1.930%	44,643,438	44,643,438

TOTAL INVESTMENTS - 100.0% (Cost - $426,572,333)			1,024,727,639
Liabilities in Excess of Other Assets - 0.0%			(72,943)

TOTAL NET ASSETS - 100.0%			$1,024,654,696

*	Non-income producing security.

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$980,084,201	—	—	$980,084,201
Short-Term Investments†	44,643,438	—	—	44,643,438

Total Investments	$1,024,727,639	—	—	$1,024,727,639

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2018